Loans - Financing arrangement with the European investment Bank (Details) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Jun. 27, 2020	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount drawn				€ 25,000
Line of credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 75,000
Maximum financing as percentage of cost of investment	50.00%
Minimum amount of borrowing in each tranche	€ 15,000
Amount of borrowing in each tranche	€ 25,000
Number of years due for each tranche	7 years
Interest rate per annum	0.50%
Maxmimum borrowings Interest Rate of outstanding principal of loan	150.00%
Minimum borrowings Interest Rate of outstanding principal of loan	190.00%
Payment of variable remuneration on GMP IV manufacturing facilities per batch	€ 200
Maximum aggregate remuneration capital amount	75,000
Payment option to buy-out variable remuneration by loan agreement	€ 5,000
Amount of land charge (mortgage) not in favour of entity		€ 75,000
Amount drawn				25,000
Accrued interest				€ 189
Cash consideration			€ 26,633
Repayment of principal amount of loan			25,000
Repayment of accrued interest and fees of loan			€ 1,633